Debt - Schedule of Short-Term Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term bank borrowings		$ 0	$ 0
Current portion of long-term debt	[1]	1,107	751
Total		$ 1,107	$ 751

[1]	Net of adjustment for debt issuance costs.